Details of Significant Accounts - Earnings per share, schedule of potential dilutive instruments not included in calculation of diluted EPS (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Potentially dilutive instruments (shares in thousands)
Warrants liabilities (in thousand shares)	20,850	20,850
Employee stock options (in thousand shares)	3,935	4,073
Shareholder earnout (in thousand shares)	10,000	10,000
Sponsor earnout (in thousand shares)	1,176	1,176
Potentially dilutive instruments (in thousands shares)	35,961	36,099